Annual Fund Operating Expenses - Oakmark U.S. Large Cap ETF	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 27, 2027
Oakmark U.S. Large Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.59%

[1]	Harris Associates, L.P. (the "Adviser") has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.